CONVERTIBLE DEBENTURES FINANCING (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Schedule of reconciles of fair value of debentures to carrying amount

	Liability Component	Equity Component	Total
Balance, December 31, 2022	$489,589	$33,706	$523,295
Interest accrued	30,000	—	30,000
Balance, December 31, 2023	$519,589	$33,706	$553,295
Interest accrued	22,500	—	22,500
Balance, September 30, 2024	$542,089	$33,706	$575,795